Partners' Capital - Partnership Units (Table) (Details) - shares	Dec. 31, 2016	Dec. 31, 2015
Partners' Capital [Abstract]
Common units	122,094,633	120,409,456
General partner units	2,439,989	2,439,989
Preferred units	12,983,333	12,983,333
Total partnership units	137,517,955	135,832,778